REDEEMABLE NONCONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable Noncontrolling Interests [Roll Forward]
Balance at beginning of period	$ 32,776	$ 30,317
Share of net income	3,455	3,304
Share of items recognized in other comprehensive (loss)	(437)	(1,054)
Dividends paid to redeemable noncontrolling interest holders	(4,085)	(5,972)
Accretion to redemption value recognized in additional paid-in capital	2,385	6,332
Foreign exchange impact	(1,783)	(151)
Balance at end of period	32,311	32,776
Redeemable noncontrolling interests	32,311	$ 32,776
Redemption value of redeemable noncontrolling interests	$ 37,800